CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Feb. 23, 2013	Feb. 25, 2012
Current assets
Cash and cash equivalents	$ 72	$ 64
Receivables, net	466	499
Inventories, net	854	908
Other current assets	84	186
Current assets of discontinued operations	1,494	1,616
Total current assets	2,970	3,273
Property, plant and equipment, net	1,700	2,099
Goodwill	847	847
Intangible assets, net	51	64
Deferred tax assets	345	268
Other assets	144	122
Long-term assets of discontinued operations	4,977	5,428
Total assets	11,034	12,101
Current liabilities
Accounts payable	1,089	1,168
Accrued vacation, compensation and benefits	275	298
Current maturities of long-term debt and capital lease obligations	74	345
Other current liabilities	211	222
Current liabilities of discontinued operations	2,701	1,606
Total current liabilities	4,350	3,639
Long-term debt and capital lease obligations	2,815	2,881
Pension and other postretirement benefit obligations	962	1,024
Long-term tax liabilities	308	278
Other long-term liabilities	223	272
Long-term liabilities of discontinued operations	3,791	3,986
Commitments and contingencies
Stockholders' equity
Common stock, $0.01 and $1.00 par value, respectively: 400 shares authorized; 230 shares issued	2	230
Capital in excess of par value	3,046	2,855
Treasury stock, at cost, 17 and 18 shares, respectively	(474)	(515)
Accumulated other comprehensive loss	(612)	(657)
Accumulated deficit	(3,377)	(1,892)
Total stockholders' equity (deficit)	(1,415)	21
Total liabilities and stockholders' equity	$ 11,034	$ 12,101